Segment Information (Q3) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Number of reportable segments			2		2
Revenues:
Subscription, transaction, and services	$ 32,732	$ 28,808	$ 97,440	$ 78,978	$ 108,569	$ 96,460	$ 79,571
Reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total revenues	41,357	38,294	123,525	107,030	145,685	136,468	120,515
Cost of revenues:
Cost of subscription, transaction, and services	9,368	8,577	27,981	24,100	32,531	32,015	26,567
Cost of reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	17,993	18,063	54,066	52,152	69,647	72,023	67,511
Gross Profit [Abstract]
Total segment gross profit (loss)	$ 23,364	$ 20,231	$ 69,459	$ 54,878	$ 76,038	$ 64,445	$ 53,004
Total segment gross margin	56.00%	53.00%	56.00%	51.00%	52.20%	47.20%	44.00%
Subscription, transaction, and services gross margin	71.00%	70.00%	71.00%	69.00%	70.00%	66.80%	67.00%
Unallocated amounts:
Sales, marketing, research, development, and administrative expenses	$ (33,601)	$ (19,949)	$ (97,708)	$ (59,781)
Depreciation and amortization	(1,205)	(1,402)	(3,924)	(4,223)	$ (5,624)	$ (5,881)	$ (6,040)
Interest, loss on extinguishment of debt, changes in fair value of financial instruments, and other income (expenses)	275	(1,562)	(12,421)	(3,438)	(5,161)	(1,527)	(1,100)
Loss before income taxes	(11,167)	(2,682)	(44,594)	(12,564)	(16,823)	(22,643)	(18,162)
Subscription and transaction
Revenues:
Subscription, transaction, and services	30,376	26,130	89,631	73,065
Services and other
Revenues:
Subscription, transaction, and services	2,356	2,678	7,809	5,913	8,960	6,984	4,846
Operating segments | Print
Revenues:
Subscription, transaction, and services	4,367	4,724	13,355	13,958	18,445	20,612	21,120
Reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total revenues	12,992	14,210	39,440	42,010	55,561	60,620	62,064
Cost of revenues:
Cost of subscription, transaction, and services	1,706	2,064	5,532	6,573	8,492	9,642	10,517
Cost of reimbursable costs	8,625	9,486	26,085	28,052	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	10,331	11,550	31,617	34,625	45,608	49,650	51,461
Gross Profit [Abstract]
Total segment gross profit (loss)	$ 2,661	$ 2,660	$ 7,823	$ 7,385	$ 9,953	$ 10,970	$ 10,603
Total segment gross margin	20.00%	19.00%	20.00%	18.00%	17.90%	18.10%	17.10%
Subscription, transaction, and services gross margin	61.00%	56.00%	59.00%	53.00%	54.00%	53.20%	50.20%
Operating segments | Print | Subscription and transaction
Revenues:
Subscription, transaction, and services	$ 4,367	$ 4,724	$ 13,355	$ 13,958
Operating segments | Print | Services and other
Revenues:
Subscription, transaction, and services	0	0	0	0	$ 0	$ 0	$ 0
Operating segments | Software and Payments
Revenues:
Subscription, transaction, and services	26,009	21,406	76,276	59,107	81,164	68,864	53,605
Reimbursable costs	0	0	0	0	0	0	0
Total revenues	26,009	21,406	76,276	59,107	81,164	68,864	53,605
Cost of revenues:
Cost of subscription, transaction, and services	3,833	3,447	11,224	9,440	12,571	11,900	8,271
Cost of reimbursable costs	0	0	0	0	0	0	0
Total cost of revenues, excluding depreciation and amortization	3,833	3,447	11,224	9,440	12,571	11,900	8,271
Gross Profit [Abstract]
Total segment gross profit (loss)	$ 22,176	$ 17,959	$ 65,052	$ 49,667	$ 68,593	$ 56,964	$ 45,334
Total segment gross margin	85.00%	84.00%	85.00%	84.00%	84.50%	82.70%	84.60%
Subscription, transaction, and services gross margin	85.00%	84.00%	85.00%	84.00%	84.50%	82.70%	84.60%
Operating segments | Software and Payments | Subscription and transaction
Revenues:
Subscription, transaction, and services	$ 26,009	$ 21,406	$ 76,276	$ 59,107
Operating segments | Software and Payments | Services and other
Revenues:
Subscription, transaction, and services	0	0	0	0	$ 0	$ 0	$ 0
All other
Revenues:
Subscription, transaction, and services	2,356	2,678	7,809	5,913	8,960	6,984	4,846
Reimbursable costs	0	0	0	0	0	0	0
Total revenues	2,356	2,678	7,809	5,913	8,960	6,984	4,846
Cost of revenues:
Cost of subscription, transaction, and services	3,829	3,066	11,225	8,087	11,468	10,473	7,779
Cost of reimbursable costs	0	0	0	0	0	0	0
Total cost of revenues, excluding depreciation and amortization	3,829	3,066	11,225	8,087	11,468	10,473	7,779
Gross Profit [Abstract]
Total segment gross profit (loss)	$ (1,473)	$ (388)	$ (3,416)	$ (2,174)	$ (2,508)	$ (3,489)	$ (2,933)
Total segment gross margin	(63.00%)	(14.00%)	(44.00%)	(37.00%)	(28.00%)	(50.00%)	(60.50%)
Subscription, transaction, and services gross margin	(63.00%)	(14.00%)	(44.00%)	(37.00%)	(28.00%)	(50.00%)	(60.50%)
All other | Subscription and transaction
Revenues:
Subscription, transaction, and services	$ 0	$ 0	$ 0	$ 0
All other | Services and other
Revenues:
Subscription, transaction, and services					$ 8,960	$ 6,984	$ 4,846